Preferred Stock	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Preferred Stock

Note 7. Preferred Stock

Series D Convertible Preferred Stock

On April 8, 2021, the Company issued 400 shares of Series D Convertible Preferred Stock (the Series D Preferred Stock”) to GHS Investments, LLC (“GHS”) pursuant to a Securities Purchase Agreement (“GHS April Agreement”) for net proceeds of $427,600. In conjunction with the GHS Agreement, the Company issued warrants to purchase 40,000,000 shares of common stock at an exercise price of $0.001.

On May 12, 2021, the Company issued 150 shares of Series D Preferred Stock to GHS Investments, LLC pursuant to a Securities Purchase Agreement (“GHS May Agreement”) for net proceeds of $146,500. In conjunction with the GHS Agreement, the Company issued warrants to purchase 1,500,000 shares of common stock at an exercise price of $0.001.

Notwithstanding, on June 23, 2021, GHS and the Company entered into a Rescission Agreement (the “Rescission Agreement”) pursuant to which the Company and GHS agreed to rescind, ab initio, the issuances of Warrants to GHS. Pursuant to the Rescission Agreement, GHS and the Company agreed that the issuance of the Warrants are unconditionally and irrevocably rescinded ab initio by GHS and the Company, and the Warrants are neither valid nor effective in any manner whatsoever. Further, GHS and the Company acknowledged that each has been restored to the position in which such party found itself on the date that the respective GHS Agreement was executed but without any references, rights or obligations relative to the Warrants contained in, or otherwise granted in, either the GHS Agreements or the Warrants. As a result, GHS has no rights whatsoever to the Warrants and the Company has no rights whatsoever to the any exercise price that it may have received pursuant to the Warrants. In connection with the execution and delivery of the Rescission Agreement, the Company and GHS entered into two (2) Amended and Restated Purchase Agreements which each seek to amend and restate the terms and conditions contained in the April Agreement and the May Agreement.

In connection with the issuance of the Series D Preferred Stock, on April 7, 2021 and May 12, 2021, we filed a Certificates of Designation of Preferences, Rights and Limitations of Series D Convertible Preferred Stock (the “Series D COD”) with the Delaware Secretary of State to create a new class of preferred stock, $0.001 par value per share, designated Series D Convertible Preferred Stock and authorized the issuance of up to one thousand (1,000) shares of Series D Preferred Stock.

The Series D Preferred Stock has a stated value of $1,200 per share (“Stated Value”) and the holder of the Series D Preferred Stock has the right to receive a dividend equal to eight percent (8%) per annum, payable quarterly, beginning on the issuance date of the Series D Preferred Stock and ending on the date that Series D Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Series D Preferred Stock at the discretion of the Company. Further, the holders of the Series D Preferred Stock has the right to receive assets in the event of liquidation, dissolution or winding up before any distribution or payment shall be made to the holders of any securities junior to the Series D Preferred Stock.

The conversion price (the “Conversion Price”) for the Series D Preferred Stock shall be $0.008109, equal to 90% of the average VWAP for the ten (10) Trading Days immediately preceding the date of the SPA. The Conversion Price will be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock. Following an “Event of Default,” as defined in the SPA, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling eighty percent (80%) of the lowest traded price for the Company’s common stock during the fifteen (15) Trading Days immediately preceding, but not including, the Conversion Date.

Each share of Series D Preferred Stock is convertible, at any time and from time to time, at the option of the holder thereof, into that number of shares of Common Stock (subject in each case to a 4.99% beneficial ownership limitation) determined by dividing the Stated Value of such share of Series D Preferred Stock by the Series D Preferred Stock Conversion Price.

Additionally, the Company shall have the right to redeem (a “Corporation Redemption”), all (but not less than all), shares of the Series D Preferred Stock issued and outstanding at any time after the issuance date, upon five (5) business days’ notice, at a redemption price per Series D Preferred Stock then issued and outstanding (the “Corporation Redemption Price”), equal to the product of (i) the Premium Rate multiplied by (ii) the sum of (x) the Stated Value, (y) all accrued but unpaid dividends, and (z) all other amount due to the holder pursuant to the Series D COD and the SPA including, but not limited to late fees, liquidated damages and the legal fees and expenses of the holder’s counsel relating to the Series D COD and/or the SPA. “Premium Rate” means (a) 1.15 if all of the Series D Preferred Stock is redeemed within ninety (90) calendar days from the issuance date thereof; (b) 1.2 if all of the Series D Preferred Stock is redeemed after ninety (90) calendar days and within one hundred twenty (120) calendar days from the issuance date thereof; (c) 1.25 if all of the Series D Preferred Stock is redeemed after one hundred twenty (120) calendar days and within one hundred eighty (180) calendar days from the issuance date thereof; and (iv) each share of Series D Preferred Stock shall be redeemed on the date that is one (1) calendar year from the date of its issuance.

On the one-year anniversary of the date of issuance of the Preferred Stock, the Company must redeem the Preferred Stock then outstanding at a price equal to the outstanding Stated Value together with any accrued but unpaid dividends.

Pursuant to the Series D COD, we are required to reserve and keep available out of our authorized and unissued shares of Common Stock two times the number of Common Stock needed to convert or exercise all Series D Preferred Stock. Further, the holders of the Series D Preferred Stock are entitled to vote with all holders of the Common Stock on an as converted or as exercised basis.

The Series D COD provides for conversion price adjustments in the event of stock dividends, stock splits and similar transactions. It also provides for certain adjustments in connection with subsequent rights offerings, pro rata distributions to holders of our Common Stock and fundamental transactions. Additionally, from the date of the SPA until the date when the holder no longer holds any Series D Preferred Stock, upon any issuance by the Company or any of its subsidiaries of Common Stock or common stock equivalents (as defined in the Series D COD) for cash consideration, indebtedness or a combination of units thereof (a “Subsequent Financing”), the holder may elect, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of Series D Preferred Stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis.

Following an “Event of Default” (as defined in the Series D COD), all outstanding shares of Series D Preferred Stock shall come immediately due for redemption and the redemption amount shall accrue interest at the lesser of: (a) eighteen percent (18%) per annum; or (b) the maximum legal rate. Redemption following an Event of Default shall occur at an amount equaling: 1.35 multiplied by the sum of the Stated Value, all accrued but unpaid dividends and all other amounts due pursuant to the Series D COD for all Series D Preferred Stock outstanding. Additionally, following an Event of Default, the Conversion Price shall equal the lower of: (a) the then applicable conversion price; or (b) a price per share equaling eighty percent (80%) of the lowest traded price for the Company’s Common Stock during the fifteen (15) trading days preceding the relevant conversion.

The Series D Preferred Stock will vote together with the common stock on an as-converted basis subject to the Beneficial Ownership Limitation (as defined in the Series D COD). However, as long as any shares of Series D Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series D Preferred Stock directly and/or indirectly (a) alter or change adversely the powers, preferences or rights given to the Series D Preferred Stock or alter or amend the Series D COD, (b) authorize or create any class of stock ranking as to redemption or distribution of assets upon a Liquidation (as defined in the Series D COD) senior to, or otherwise pari passu with, the Series D Preferred Stock or, authorize or create any class of stock ranking as to dividends senior to, or otherwise pari passu with, the Series D Preferred Stock, (c) amend its Articles of Incorporation or other charter documents in any manner that adversely affects any rights of the Holders (as defined in the Series D COD), (d) increase the number of authorized shares of Series D Preferred Stock, or (e) enter into any agreement with respect to any of the foregoing.

Due to the mandatorily redeemable features, the Series D preferred stock was classified as a liability pursuant to ASC 480-10. The Company recorded a debt discount of $15,900, of which $3,256 was amortized to interest expense in the three months ended June 30, 2021. The Company also determined that the conversion option represented a beneficial conversion feature, however calculated the fair value of this feature to be negligible.

As of June 30, 2021, we had $9,159 in accrued Series D dividends.